Annual Total Returns [BarChart] - iShares Bloomberg Roll Select Commodity Strategy ETF - iShares Bloomberg Roll Select Commodity Strategy ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2019	5.70%
Annual Return 2020	0.75%